Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Details of Subsidiaries and VIEs

The details of the subsidiaries and VIEs as of December 31, 2012 are set out below:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities

Subsidiaries

Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands	November 6, 2007	100%	Investment holding

NeoTasks Inc. (“NeoTasks”)	Cayman Islands	April 26, 2006	100%	Investment holding

NeoTasks Limited	Hong Kong	June 16, 2005	100%	Investment holding

Huanju Shidai Technology (Beijing) Company Limited (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Zhuhai Duowan Information Technology Company Limited (“Zhuhai Duowan” or “Guangzhou Duowan”)	PRC	April 9, 2007	100%	Online advertising and software development

Guangzhou Huanju Shidai Information Technology Company Limited (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Variable Interest Entities (“VIEs”)

Guangzhou Huaduo Network Technology Company Limited (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Beijing Tuda Science and Technology Company Limited (“Beijing Tuda”)	PRC	June 2, 2005	100%	Holder of internet content provider licenses